Significant transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of outstanding balances with related parties

Outstanding balances with AstraZeneca as of June 30, 2025 and December 31, 2024 are as follows:

	AstraZeneca
ASSETS	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Total non-current assets	-	-
Trade receivables	6,053	7,817
Total current assets	6,053	7,817
TOTAL ASSETS	6,053	7,817
LIABILITIES
Non-current financial liabilities
Total non-current liabilities	-	-
Current financial liabilities	-	-
Deferred income and contract liabilities	112,155	112,936
Total current liabilities	112,155	112,936
TOTAL LIABILITIES	112,155	112,936

Outstanding balances with Bpifrance were as follows:

	BPI
	As of December 31,	As of June 30,
	2024	2025
ASSETS	$ in thousands
Total non-current assets	-	-
Total current assets	-	-
TOTAL ASSETS	-	-
LIABILITIES
Non-current financial liabilities	4,358	4,248
Total non-current liabilities	4,358	4,248
Current financial liabilities	12,716	14,390
Total current liabilities	12,716	14,390
TOTAL LIABILITIES	17,074	18,638